Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Dec. 31, 2014		$ 95,784	$ 165,520	$ 1,585,389	$ 11,397	$ (277,432)	$ 1,580,658
Balance (in shares) at Dec. 31, 2014	95,784
Increase (decrease) in shareholders' equity
Net Income				136,726			136,726
Dividends:
Cash ($.66, $.60 and $.58 per share) for the year ended December 31, 2017, 2016 and 2015, respectively)				(38,515)			(38,515)
Purchase of treasury stock (4,870, 349,029 and 261,079 shares) for the years ended December 31, 2017, 2016 and 2015, respectively)						(6,678)	(6,678)
Exercise of stock options		82	1,288				1,370
Options exercised (in shares)	82
Stock compensation expense recognized in earnings			1,172				1,172
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(9,230)		(9,230)
Balance at Dec. 31, 2015		95,866	167,980	1,683,600	2,167	(284,110)	1,665,503
Balance (in shares) at Dec. 31, 2015	95,866
Increase (decrease) in shareholders' equity
Net Income				133,932			133,932
Dividends:
Cash ($.66, $.60 and $.58 per share) for the year ended December 31, 2017, 2016 and 2015, respectively)				(39,569)			(39,569)
Purchase of treasury stock (4,870, 349,029 and 261,079 shares) for the years ended December 31, 2017, 2016 and 2015, respectively)						(7,966)	(7,966)
Exercise of stock options		44	505				549
Options exercised (in shares)	44
Stock compensation expense recognized in earnings			1,082				1,082
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(28,864)		(28,864)
Balance at Dec. 31, 2016		95,910	169,567	1,777,963	(26,697)	(292,076)	1,724,667
Balance (in shares) at Dec. 31, 2016	95,910
Increase (decrease) in shareholders' equity
Net Income				157,436			157,436
Dividends:
Cash ($.66, $.60 and $.58 per share) for the year ended December 31, 2017, 2016 and 2015, respectively)				(43,594)			(43,594)
Purchase of treasury stock (4,870, 349,029 and 261,079 shares) for the years ended December 31, 2017, 2016 and 2015, respectively)						(187)	(187)
Exercise of stock options		109	1,346				1,455
Options exercised (in shares)	109
Stock compensation expense recognized in earnings			903				903
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(1,700)		(1,700)
Balance at Dec. 31, 2017		$ 96,019	$ 171,816	$ 1,891,805	$ (28,397)	$ (292,263)	$ 1,838,980
Balance (in shares) at Dec. 31, 2017	96,019